SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of liquidity and going concern

	2024	2025
	RMB	RMB
The Company incurred net income (loss) of	18,678	(57,964)
The Company incurred negative operating activities of	15,031	22,861
Working capital deficit	84,535	83,256
Accumulated deficit	580,854	634,182
Shareholders’ deficit	58,599	61,516

Schedule of estimated useful lives of assets

Categories	Useful life
Plant and building	20-40	years
Construction in progress	-
Machinery, equipment and others	10-15	years
Furniture and office equipment	5-8	years
Motor vehicles	5-10	years

Schedule of estimated useful lives of intangible assets, net

Categories	Useful life
Technology rights for licensed seeds	3‑20	years
Software	5	years

Schedule of government subsidies

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Government subsidies received	1,145	510	5,560
Government subsidies recognized as other income	2,270	364	883